Equity (Details) - USD ($)				1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 02, 2023	May 31, 2023	Nov. 28, 2022	May 29, 2023	Nov. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 16, 2021	Jan. 01, 2021
Equity [Line Items]
Exchangeable percentage						10.00%
Voting power percentage						50.00%
Common stock shares		56,250	32,500		32,500					12,700	9,375
Purchase price per share (in Dollars per share)		$ 28	$ 40		$ 40
Offering cost (in Dollars)		$ 3,600,000	$ 2,100,000
Exercise price pre-funded warrant (in Dollars per share)			$ 0.4
Exercise price per share (in Dollars per share)				$ 40
Unexercised shares						62,425
Net proceeds of the offering (in Dollars)					$ 2,100,000	$ 3,595,000		$ 2,099,000
Percentage of fair value volatility								100.00%
Fair value of warrant granted (in Dollars)								$ 3,700,000
Fair value of warrant liability (in Dollars)								2,100,000
Net proceeds of the offering (in Dollars)								2,099,000,000
Financing cost warrant issuance (in Dollars)								$ 1,576,000,000
Expected term based								5 years 4 months 24 days
Risk free interest rate percentage								4.00%
Expected volatility								114.00%
Expected dividend (in Dollars)								$ 0
Additional shares issued									3,325
2023 Purchase Warrant [Member]
Equity [Line Items]
Common stock shares	142,858
Offering cost (in Dollars)						$ 3,162,401
Exercise price per share (in Dollars per share)						$ 28
Maximum [Member]
Equity [Line Items]
Exercise price per share (in Dollars per share)	$ 54.4
Minimum [Member]
Equity [Line Items]
Exercise price per share (in Dollars per share)	$ 40
June 2023 Registered Direct Offering [Member]
Equity [Line Items]
Common stock shares		86,608
Warrant [Member]
Equity [Line Items]
Common stock shares			28,750		28,750
Exercise price pre-funded warrant (in Dollars per share)		$ 27.6	$ 39.6		$ 39.6
Exercise price per share (in Dollars per share)		$ 0.4
Unexercised shares						24,183
Exercise price per share (in Dollars per share)					$ 54.4
2022 Purchase Warrant [Member]
Equity [Line Items]
Exercise price per share (in Dollars per share)				$ 54.4
Private Placement [Member] | Warrant [Member]
Equity [Line Items]
Common stock shares					91,875
Common Stock [Member]
Equity [Line Items]
Aggregate exchangeable shares						32,822
Exchangeable shares common stock						12,564
Price per share (in Dollars per share)						$ 342.8
Exercise price per share (in Dollars per share)								$ 0.4
Common Stock [Member] | 2022 Purchase Warrant [Member]
Equity [Line Items]
Common stock shares						91,875
Peraso Tech Warrants [Member]
Equity [Line Items]
Fair value other income expense (in Dollars)								$ 8,100,000